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# NYSE Regulation

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Certnys

Received SEC
DEC 07 2009
Washington, DC 20549

1-34574

December 7, 2009

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 7, 2009 the NYSE Amex LLC (the "Exchange") received from TransAtlantic Petroleum Ltd. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

**Common Shares, par value $0.01 each**

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Senior Manager, Corporate Compliance